Business segment information (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Reporting Segment [Line Items]
Revenue		$ 99,157	$ 126,657	$ 127,589
Non-current assets	[1]	21,411	23,673	8,319
Panama
Disclosure of Reporting Segment [Line Items]
Revenue		7,580	8,649	13,913
Non-current assets	[1]	19,888	20,976	6,520
Mexico
Disclosure of Reporting Segment [Line Items]
Revenue		14,480	18,757	14,577
Non-current assets	[1]	535	1,510	1,495
Colombia
Disclosure of Reporting Segment [Line Items]
Revenue		13,462	10,348	15,440
Non-current assets	[1]	56	55	7
Brazil
Disclosure of Reporting Segment [Line Items]
Revenue		7,054	13,122	17,887
Non-current assets	[1]	129	222	126
Costa Rica
Disclosure of Reporting Segment [Line Items]
Revenue		7,142	10,702	11,115
Non-current assets	[1]	0	0	0
Ecuador
Disclosure of Reporting Segment [Line Items]
Revenue		9,242	13,640	10,414
Non-current assets	[1]	0	0	0
ARGENTINA
Disclosure of Reporting Segment [Line Items]
Revenue		8,163	14,889	9,959
Non-current assets	[1]	212	185	37
Other [Member]
Disclosure of Reporting Segment [Line Items]
Revenue		32,034	36,550	34,284
Non-current assets	[1]	$ 591	$ 725	$ 134

[1]	Includes equipment and lesehold improvements, intangibles and investment properties